Segmental analysis Operating profit - Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 1,017	£ 1,274	[1],[2]
Share of post-tax results of joint ventures and associates	25	20	[1]
Finance income	42	24	[1]
Finance costs	(562)	(538)	[1]
Profit/(loss) before tax	522	780	[1]
NG Ventures And Other [Member]
Disclosure of operating segments [line items]
Proceeds from legal settlements	94	0
Unallocated amounts [member] | NG Ventures And Other [Member]
Disclosure of operating segments [line items]
Share of post-tax results of joint ventures and associates	131	132
Unallocated amounts [member] | UK Property Development [Member]
Disclosure of operating segments [line items]
Share of post-tax results of joint ventures and associates	38	53
Before exceptional items and remeasurements [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,202	1,259	[1]
Share of post-tax results of joint ventures and associates	25	20	[1]
Finance income	42	24	[1]
Finance costs	(536)	(566)	[1]
Profit/(loss) before tax	733	737	[1]
Before exceptional items and remeasurements [Member] | Unallocated amounts [member] | NG Ventures And Other [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	207	158
Share of post-tax results of joint ventures and associates	25	20
After exceptional items and remeasurements [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,017	1,274
Finance income	42	24
Finance costs	(562)	(538)
Profit/(loss) before tax	522	780
After exceptional items and remeasurements [Member] | Unallocated amounts [member] | NG Ventures And Other [Member]
Disclosure of operating segments [line items]
Operating profit from continuing operations	207	158
Share of post-tax results of joint ventures and associates	£ 25	£ 20

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).